DISPOSITIONS (Details) - USD ($) $ in Millions			3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 19, 2014	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2014
Business Dispositions
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions						50.00%
Construction Segment Sale
Business Dispositions
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down			$ 7.2		$ 8.1
Proceeds from Divestiture of Businesses				$ 60.0
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down, Net of Tax			$ 3.3		5.6
A.S.V. Inc
Business Dispositions
Sale of Subsidiary Percentage		51.00%
Ownership Percentage by Partner in Venture		51.00%
Company's ownership percentage		49.00%
Gain (Loss) on Disposition of Business		$ 17.0
Demag Cranes and Components Pty. Ltd.
Business Dispositions
Sale of Subsidiary Percentage	100.00%					100.00%
Gain (Loss) on Disposition of Business	$ 33.0
Disposal Group, Including Discontinued Operation, Foreign Currency Translation Gains (Losses)	23.0
Goodwill, Written off Related to Sale of Business Unit	$ 6.0
Cost of Sales | Construction Segment Sale
Business Dispositions
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down					4.0
Selling, General and Administrative Expenses | Construction Segment Sale
Business Dispositions
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down					$ 4.1